Asset Dispositions And Asset Held For Sale (Reconciliation of Major Classes of Line Items Constituting Income from Discontinued Operations, Net of Tax) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Disclosure Of Discontinued Operations [Line Items]
Revenue	$ 5,340	$ 5,189
Purchases of goods and services	3,177	3,578
Income (loss) from discontinued operations, net of tax	0	(6)
Intersegment Eliminations [Member]
Disclosure Of Discontinued Operations [Line Items]
Revenue	$ (7)	(4)
Shaw Tracking [Member]
Disclosure Of Discontinued Operations [Line Items]
Revenue		1
Operating, general and administrative expenses		0
Purchases of goods and services		1
Operating, general and administrative expenses before eliminations		1
Income from discontinued operations before loss on divestiture		0
Income (loss) from discontinued operations, net of tax		(6)
Gain (Loss) on divestiture, net of tax		$ (6)